Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total Revenues	$ 834,686	$ 1,383,416	$ 2,269,740	$ 2,567,790	$ 4,959,005	$ 6,022,669
Restaurant operating expenses:
Total restaurant operating expenses	838,308	852,764	2,367,659	1,634,997	3,947,699	4,613,290
Preopening expenses	46,764		46,764
Costs of other revenues						114,388
Depreciation and amortization	97,245	62,912	208,502	131,604	280,955	200,885
Other expenses incurred for closed locations		23,809		27,519		321,821
Franchise advertising fund expenses	32,454	38,494	54,050	77,393	139,508
General and administrative expenses	1,213,851	966,539	6,343,254	2,070,575	4,244,848	4,358,131
Total Costs and Expenses	2,228,622	1,944,518	9,020,229	3,942,088	8,613,010	9,608,515
Loss from Operations	(1,393,936)	(561,102)	(6,750,489)	(1,374,298)	(3,654,005)	(3,585,846)
Other (Expense) Income:
Other (expense) income, net	(10,360)	2,757	(13,548)	(108,993)	839	96,221
Interest expense, net	(1,129)	(465,956)	(94,733)	(648,421)	(1,576,547)	(983,499)
Change in fair value on accrued stock compensation	(96,000)		(96,000)
Loss on sale of CTI						(456,169)
Inducement expense related to convertible notes					(15,102,206)
Warrant modification expense					(5,405,770)
Amortization of debt discounts		(518,305)	(38,918)	(894,373)	(2,647,355)	(2,275,247)
Total Other Expense, Net	(107,489)	(981,504)	(243,199)	(1,651,787)	(24,731,039)	(3,618,694)
Loss Before Income Tax	(1,501,425)	(1,542,606)	(6,993,688)	(3,026,085)	(28,385,044)	(7,204,540)
Income tax provision
Net Loss	(1,501,425)	(1,542,606)	(6,993,688)	(3,026,085)	(28,385,044)	(7,204,540)
Net loss attributable to the non-controlling interest						(2,071)
Net Loss Attributable to Controlling Interest	$ (1,501,425)	$ (1,542,606)	$ (6,993,688)	$ (3,026,085)	$ (28,385,044)	$ (7,202,469)
Net Loss Per Share:
Basic and Diluted	$ (0.21)	$ (1.03)	$ (1.01)	$ (2.02)	$ (17.58)	$ (5.66)
Weighted Average Number of Common Shares Outstanding:
Basic and Diluted	7,092,879	1,503,438	6,916,218	1,499,019	1,614,405	1,272,742
Company Restaurant Net Sales [Member]
Revenues:
Total Revenues	$ 659,939	$ 815,837	$ 1,897,366	$ 1,616,600	$ 3,466,553	$ 3,869,758
Franchise Royalties and Fees [Member]
Revenues:
Total Revenues	142,293	529,085	318,324	873,797	1,352,944	1,908,278
Franchise Advertising Fund Contributions [Member]
Revenues:
Total Revenues	32,454	38,494	54,050	77,393	139,508
Food and Beverage Costs [Member]
Restaurant operating expenses:
Total restaurant operating expenses	255,329	286,264	721,023	575,609	1,275,894	1,432,653
Labor [Member]
Restaurant operating expenses:
Total restaurant operating expenses	342,823	339,221	929,443	618,234	1,587,889	1,646,264
Rent [Member]
Restaurant operating expenses:
Total restaurant operating expenses	139,604	88,645	284,281	186,835	449,384	681,176
Other Restaurant Operating Expenses [Member]
Restaurant operating expenses:
Total restaurant operating expenses	$ 100,552	$ 138,634	$ 432,912	$ 254,319	634,532	853,197
Other Revenues [Member]
Revenues:
Total Revenues						$ 244,633